Net loss per common unit (Details-Basic and diluted net loss per common unit) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Common Unit
Net loss attributable to unitholders (in thousands)	$ (34,741)	$ (211,125)	$ (18,128)	$ (263,738)	$ (42,831)	$ (73,151)	$ (58,583)
Weighted-average units used in computing net loss per unit, basic and diluted						33,048,809	32,426,264
Net loss per common and preferred unit, basic and diluted						$ (2.21)	$ (1.81)